Contents of Significant Accounts - Aging Analysis of Accounts Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 25,514,883	$ 853,055	$ 23,735,989
Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Accounts receivable, net	21,924,797		18,271,304
Past due but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,590,086		5,464,685
Past due but not impaired [member] | Less than or equal to 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	2,364,311		3,407,690
Past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	204,791		739,054
Past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	85,131		545,366
Past due but not impaired [member] | 91 to 120 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	138,788		365,007
Past due but not impaired [member] | Greater than or equal to 121 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	$ 797,065		$ 407,568